Investments accounted for using the equity method - Narrative (Details) € in Millions	Jul. 19, 2019	Dec. 31, 2021 EUR (€) partnership	Jan. 17, 2021 EUR (€)
Disclosure Of Investment Accounted For Using Equity Method [Line Items]
Number of partnerships with Santander Consumer Finance | partnership		2
FCA and PSA Merger
Disclosure Of Investment Accounted For Using Equity Method [Line Items]
Equity method investments			€ 2,637
FCA Bank
Disclosure Of Investment Accounted For Using Equity Method [Line Items]
Notice period for non-renewal	3 years
Tofas-Turk Otomobil Fabrikasi A.S.
Disclosure Of Investment Accounted For Using Equity Method [Line Items]
Fair value of investments in joint ventures		€ 976